POWERSHARES EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2018 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 9, 2018 OF:

PowerShares BulletShares 2018 Corporate Bond Portfolio

PowerShares BulletShares 2019 Corporate Bond Portfolio

PowerShares BulletShares 2020 Corporate Bond Portfolio

PowerShares BulletShares 2021 Corporate Bond Portfolio

PowerShares BulletShares 2022 Corporate Bond Portfolio

PowerShares BulletShares 2023 Corporate Bond Portfolio

PowerShares BulletShares 2024 Corporate Bond Portfolio

PowerShares BulletShares 2025 Corporate Bond Portfolio

PowerShares BulletShares 2026 Corporate Bond Portfolio

PowerShares BulletShares 2027 Corporate Bond Portfolio

PowerShares BulletShares 2018 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2019 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2020 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2021 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2022 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2023 High Yield Corporate Bond Portfolio

PowerShares BulletShares 2024 High Yield Corporate Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Important Notice Regarding a Change to the Unitary Management Fee of

PowerShares BulletShares 2018 Corporate Bond Portfolio, PowerShares BulletShares 2019 Corporate Bond Portfolio, PowerShares BulletShares 2020 Corporate Bond Portfolio, PowerShares BulletShares 2021 Corporate Bond Portfolio, PowerShares BulletShares 2022 Corporate Bond Portfolio, PowerShares BulletShares 2023 Corporate Bond Portfolio, PowerShares BulletShares 2024 Corporate Bond Portfolio, BulletShares 2025 Corporate Bond Portfolio, PowerShares BulletShares 2026 Corporate Bond Portfolio and PowerShares BulletShares 2027 Corporate Bond Portfolio

(each, a “Corporate Bond Fund” and collectively, the “Corporate Bond Funds”)

At a meeting held on April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Self-Indexed Fund Trust (the “Trust”) approved a reduction in the annual unitary management fee for each Corporate Bond Fund to 0.10% of such Corporate Bond Fund’s average daily net assets, effective April 20, 2018. Accordingly, the Prospectus and Statement of Additional Information are revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” in each Corporate Bond Fund’s respective Summary Prospectus and Prospectus:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.10%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(1)	0.10%

(1)	Effective April 20, 2018, Invesco PowerShares Capital Management LLC (the “Adviser”) has contractually reduced the Fund’s unitary management fee from 0.24% to 0.10%. Management Fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

•	The following replaces the section titled “Example” in the Summary Prospectus and of the Prospectus for each Corporate Bond Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$57	$128

•	On page 119, the information in the table for the Corporate Bond Funds under the section titled “Management of the Funds—Advisory Fees” in the Prospectus is deleted and replaced with the following:

Fund	Management Fee
PowerShares BulletShares 2018 Corporate Bond Portfolio	0.10	%*
PowerShares BulletShares 2019 Corporate Bond Portfolio	0.10	%*
PowerShares BulletShares 2020 Corporate Bond Portfolio	0.10	%*
PowerShares BulletShares 2021 Corporate Bond Portfolio	0.10	%*
PowerShares BulletShares 2022 Corporate Bond Portfolio	0.10	%*
PowerShares BulletShares 2023 Corporate Bond Portfolio	0.10	%*
PowerShares BulletShares 2024 Corporate Bond Portfolio	0.10	%*
PowerShares BulletShares 2025 Corporate Bond Portfolio	0.10	%*
PowerShares BulletShares 2026 Corporate Bond Portfolio	0.10	%*
PowerShares BulletShares 2027 Corporate Bond Portfolio	0.10	%*

*	Effective April 20, 2018, the Adviser has contractually reduced the Fund’s management fee from 0.24% to 0.10%.

•	On page 30, the information in the table for the Corporate Bond Funds in the section titled “Management—Investment Advisory Agreement” in the Statement of Additional Information is deleted and replaced with the following:

Fund	Advisory Fee
PowerShares BulletShares 2018 Corporate Bond Portfolio	0.10	%(1)
PowerShares BulletShares 2019 Corporate Bond Portfolio	0.10	%(1)
PowerShares BulletShares 2020 Corporate Bond Portfolio	0.10	%(1)

Fund	Advisory Fee
PowerShares BulletShares 2021 Corporate Bond Portfolio	0.10	%(1)
PowerShares BulletShares 2022 Corporate Bond Portfolio	0.10	%(1)
PowerShares BulletShares 2023 Corporate Bond Portfolio	0.10	%(1)
PowerShares BulletShares 2024 Corporate Bond Portfolio	0.10	%(1)
PowerShares BulletShares 2025 Corporate Bond Portfolio	0.10	%(1)
PowerShares BulletShares 2026 Corporate Bond Portfolio	0.10	%(1)
PowerShares BulletShares 2027 Corporate Bond Portfolio	0.10	%(1)

(1)	Prior to April 9, 2018, the Fund’s unitary management fee was 0.24%. Effective April 9, 2018 through April 19, 2018, the Adviser voluntarily agreed to waive permanently a portion of the Fund’s unitary management fee. After giving effect to such waiver, the net unitary management fee was 0.10%. Effective April 20, 2018, the unitary management fee of the Fund was reduced to 0.10%.

On April 19, 2018, the Board of Trustees of the Trust approved changing the Funds’ names. Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares BulletShares 2018 Corporate Bond Portfolio	Invesco BulletShares 2018 Corporate Bond ETF
PowerShares BulletShares 2019 Corporate Bond Portfolio	Invesco BulletShares 2019 Corporate Bond ETF
PowerShares BulletShares 2020 Corporate Bond Portfolio	Invesco BulletShares 2020 Corporate Bond ETF
PowerShares BulletShares 2021 Corporate Bond Portfolio	Invesco BulletShares 2021 Corporate Bond ETF
PowerShares BulletShares 2022 Corporate Bond Portfolio	Invesco BulletShares 2022 Corporate Bond ETF
PowerShares BulletShares 2023 Corporate Bond Portfolio	Invesco BulletShares 2023 Corporate Bond ETF
PowerShares BulletShares 2024 Corporate Bond Portfolio	Invesco BulletShares 2024 Corporate Bond ETF
PowerShares BulletShares 2025 Corporate Bond Portfolio	Invesco BulletShares 2025 Corporate Bond ETF
PowerShares BulletShares 2026 Corporate Bond Portfolio	Invesco BulletShares 2026 Corporate Bond ETF
PowerShares BulletShares 2027 Corporate Bond Portfolio	Invesco BulletShares 2027 Corporate Bond ETF
PowerShares BulletShares 2018 High Yield Corporate Bond Portfolio	Invesco BulletShares 2018 High Yield Corporate Bond ETF
PowerShares BulletShares 2019 High Yield Corporate Bond Portfolio	Invesco BulletShares 2019 High Yield Corporate Bond ETF
PowerShares BulletShares 2020 High Yield Corporate Bond Portfolio	Invesco BulletShares 2020 High Yield Corporate Bond ETF
PowerShares BulletShares 2021 High Yield Corporate Bond Portfolio	Invesco BulletShares 2021 High Yield Corporate Bond ETF
PowerShares BulletShares 2022 High Yield Corporate Bond Portfolio	Invesco BulletShares 2022 High Yield Corporate Bond ETF
PowerShares BulletShares 2023 High Yield Corporate Bond Portfolio	Invesco BulletShares 2023 High Yield Corporate Bond ETF
PowerShares BulletShares 2024 High Yield Corporate Bond Portfolio	Invesco BulletShares 2024 High Yield Corporate Bond ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust’s name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

In addition, effective on or about June 4, 2018, the names of the following trusts and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II
PowerShares Actively Managed Exchange-Traded Fund Trust	Invesco Actively Managed Exchange-Traded Fund Trust
PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
PowerShares India Exchange-Traded Fund Trust	Invesco India Exchange-Traded Fund Trust

Effective on or about June 4, 2018, the name of the investment adviser is changing from “Invesco PowerShares Capital Management LLC” to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares family of ETFs” are hereby changing to “Invesco family of ETFs.”

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets, as applicable.

Effective on or about June 4, 2018, any and all references to “PowerShares” are changing to “Invesco.”

Please Retain This Supplement for Future Reference.

P-SIFT-PROSAI-SUP-GBL 042018